Members' Capital (Details)		12 Months Ended
	Jan. 01, 2014 Shareholders shares	Jul. 31, 2014 Shareholders	Dec. 31, 2013 shares
Related Party Transaction [Line Items]
Units outstanding			1,529,676
Units issued during period	150,024
Number of members issued units during period | Shareholders	3
Units issued during period for services	93,744
Units issued during period for incentives	56,280
Number of employees receiving awards | Shareholders		2
Vesting period		2 years
Shares issued during period, incentives, percentage		3.35%
Member Three [Member]
Related Party Transaction [Line Items]
Percentage awarded		3.35%
Member Four [Member]
Related Party Transaction [Line Items]
Percentage awarded		2.23%